Expense Example, No Redemption {- Fidelity Worldwide Fund} - 10.31 Fidelity Worldwide Fund - AMCIZ PRO-14 - Fidelity Worldwide Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Worldwide Fund: Class A
Expense Example, No Redemption:
1 Year	$ 699
3 Years	960
5 Years	1,242
10 Years	2,042
Fidelity Advisor Worldwide Fund: Class M
Expense Example, No Redemption:
1 Year	502
3 Years	822
5 Years	1,165
10 Years	2,131
Fidelity Advisor Worldwide Fund: Class C
Expense Example, No Redemption:
1 Year	211
3 Years	652
5 Years	1,119
10 Years	2,208
Fidelity Advisor Worldwide Fund: Class I
Expense Example, No Redemption:
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248
Fidelity Advisor Worldwide Fund: Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108